CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income	$ 66,891	$ 29,240	$ 115,291
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	18	(307)	334
Items that may be subsequently reclassified to profit or loss:
Share of other comprehensive income from associates	432	(44)	(39,999)
Currency translation adjustment	(25,585)	(48,563)	(166,597)
Other comprehensive loss of continuing operations for the year, net of income tax	(25,135)	(48,914)	(206,262)
Currency translation adjustment from discontinued operations (Notes 29)		4,277	(4,277)
Other comprehensive income (loss) of discontinued operations for the year, net of income tax		4,277	(4,277)
Total other comprehensive loss for the year	(25,135)	(44,637)	(210,539)
Total comprehensive income /(loss) for the year	41,756	(15,397)	(95,248)
Attributable to:
Owners of the parent	34,926	1,477	(50,897)
Non-controlling interest	6,830	(16,874)	(44,351)
Total comprehensive income /(loss) for the year	$ 41,756	$ (15,397)	$ (95,248)